Income Taxes Unrecognized Tax Benefit (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of fiscal year		$ 148.9	$ 166.8	$ 106.6
Additions related to purchase accounting	[1]	3.4	7.7	16.5
Additions for tax positions taken in current year		3.1	5.0	30.3
Additions for tax positions taken in prior fiscal years		18.0	15.2	20.6
Reductions for tax positions taken in prior fiscal years		(5.3)	(25.6)	(9.7)
Reductions due to settlement	[2]	(29.4)	(14.1)	(1.3)
(Reductions) additions for currency translation adjustments		(9.6)
(Reductions) additions for currency translation adjustments			2.0	7.0
Reductions as a result of a lapse of the applicable statute of limitations		(2.0)	(8.1)	(3.2)
Balance at end of fiscal year		$ 127.1	$ 148.9	$ 166.8

[1]	Amounts in fiscal 2018 and 2017 relate to the MPS Acquisition. Adjustments in fiscal 2016 relate to the Combination and the SP Fiber Acquisition.
[2]	Amounts in fiscal 2018 relate to the settlement of state audit examinations and federal and state amended returns filed related to affirmative adjustments for which a there was a reserve. Amounts in fiscal 2017 relate to the settlement of federal and state audit examinations with taxing authorities